Government Grants And Assistance (Tables)	12 Months Ended
Dec. 31, 2024
Government Assistance [Abstract]
Schedule Of Government Grants And Assistance Received
The following table summarizes the government grants and assistance the Company received or accrued during the years ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023
NRC-IRAP	$—	$122,542
BioTalent Canada	—	—

Total	$—	$122,542